Other finance income and costs (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Other finance income and costs [Abstract]
Disclosure of Other Finance Income and Costs
Other finance income and costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2022	2023	2024

Other finance income
Interest income
Financial assets measured at amortized cost	16,920	101,737	289,035
Financial assets measured at fair value through other comprehensive income	84,592	132,365	165,653
Dividend income
Financial assets measured at fair value through other comprehensive income	94,833	109,308	127,178
Other	138,416	35,939	165,370

Total	334,760	379,350	747,236

Other finance costs
Interest expense
Financial liabilities measured at amortized cost	(32,458)	(47,356)	(64,733)
Other	(11,539)	(77,757)	(38,975)

Total	(43,997)	(125,113)	(103,709)